Fees Summary	May 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 397,116,000
Previously Paid Amount	0
Total Fee Amount	60,798.46
Total Offset Amount	0
Net Fee	$ 60,798.46